Risk management - Credit risk from customers (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Credit risk
Loans and advances to customers	€ 972,682	€ 916,199	€ 942,218
Banco Santander, S.A.
Credit risk
Credit risk with customers	€ 1,051,115	€ 989,456	€ 1,016,507
Non-performing rate (as a percent)	3.16%	3.21%	3.32%
Banco Santander, S.A. | Nonperforming
Credit risk
Loans and advances to customers	€ 33,234	€ 31,767	€ 33,799
Europe
Credit risk
Credit risk with customers	€ 636,123	€ 606,997	€ 605,969
Non-performing rate (as a percent)	3.12%	3.34%	3.47%
Percentage decrease in non-performing loans ratio	0.22%
Europe | Nonperforming
Credit risk
Loans and advances to customers	€ 19,822	€ 20,272	€ 21,054
Europe | Spain
Credit risk
Credit risk with customers	€ 221,100	€ 221,341	€ 213,668
Non-performing rate (as a percent)	5.77%	6.23%	6.94%
Europe | Spain | Nonperforming
Credit risk
Loans and advances to customers	€ 12,758	€ 13,796	€ 14,824
Non-performing rate (as a percent)	5.77%
Percentage decrease in non-performing loans ratio	0.46%
Europe | United Kingdom
Credit risk
Credit risk with customers	€ 262,869	€ 252,255	€ 264,297
Non-performing rate (as a percent)	1.43%	1.24%	1.04%
Europe | United Kingdom | Nonperforming
Credit risk
Loans and advances to customers	€ 3,766	€ 3,138	€ 2,736
Europe | Portugal
Credit risk
Credit risk with customers	€ 41,941	€ 40,693	€ 37,978
Non-performing rate (as a percent)	3.44%	3.89%	4.83%
Europe | Portugal | Nonperforming
Credit risk
Loans and advances to customers	€ 1,442	€ 1,584	€ 1,834
Europe | Poland
Credit risk
Credit risk with customers	€ 33,497	€ 31,578	€ 33,566
Non-performing rate (as a percent)	3.61%	4.74%	4.31%
Europe | Poland | Nonperforming
Credit risk
Loans and advances to customers	€ 1,210	€ 1,496	€ 1,447
North America
Credit risk
Credit risk with customers	€ 149,792	€ 131,626	€ 143,839
Non-performing rate (as a percent)	2.42%	2.23%	2.20%
Percentage increase in non-performing loans ratio	0.19%
North America | Nonperforming
Credit risk
Loans and advances to customers	€ 3,632	€ 2,938	€ 3,165
North America | Santander Consumer USA
Credit risk
Percentage increase in non-performing loans ratio	24.00%
North America | United States
Credit risk
Credit risk with customers	€ 112,808	€ 99,135	€ 105,792
Non-performing rate (as a percent)	2.33%	2.04%	2.20%
North America | United States | Nonperforming
Credit risk
Loans and advances to customers	€ 2,624	€ 2,025	€ 2,331
North America | United States | Santander Bank N.A.
Credit risk
Non-performing rate (as a percent)	0.85%
Percentage increase in non-performing loans ratio	0.04%
North America | United States | Santander Consumer USA
Credit risk
Non-performing rate (as a percent)	6.27%
North America | Mexico
Credit risk
Credit risk with customers	€ 36,984	€ 32,476	€ 38,047
Non-performing rate (as a percent)	2.73%	2.81%	2.19%
North America | Mexico | Nonperforming
Credit risk
Loans and advances to customers	€ 1,009	€ 913	€ 834
South America
Credit risk
Credit risk with customers	€ 141,874	€ 129,590	€ 143,428
Non-performing rate (as a percent)	4.50%	4.39%	4.86%
Percentage decrease in non-performing loans ratio	0.11%
South America | Nonperforming
Credit risk
Loans and advances to customers	€ 6,387	€ 5,688	€ 6,972
South America | Brazil
Credit risk
Credit risk with customers	€ 85,702	€ 74,712	€ 88,893
Non-performing rate (as a percent)	4.88%	4.59%	5.32%
Percentage decrease in non-performing loans ratio	0.29%
South America | Brazil | Nonperforming
Credit risk
Loans and advances to customers	€ 4,182	€ 3,429	€ 4,727
South America | Chile
Credit risk
Credit risk with customers	€ 41,479	€ 42,826	€ 42,000
Non-performing rate (as a percent)	4.43%	4.79%	4.64%
Percentage decrease in non-performing loans ratio	0.36%
South America | Chile | Nonperforming
Credit risk
Loans and advances to customers	€ 1,838	€ 2,051	€ 1,947
South America | Argentina
Credit risk
Credit risk with customers	€ 5,481	€ 4,418	€ 5,044
Non-performing rate (as a percent)	3.61%	2.11%	3.39%
Percentage decrease in non-performing loans ratio	15000.00%
South America | Argentina | Nonperforming
Credit risk
Loans and advances to customers	€ 198	€ 93	€ 171
Digital Consumer Bank
Credit risk
Credit risk with customers	€ 117,049	€ 116,381	€ 117,399
Non-performing rate (as a percent)	2.13%	2.17%	2.10%
Percentage decrease in non-performing loans ratio	0.04%
Digital Consumer Bank | Nonperforming
Credit risk
Loans and advances to customers	€ 2,490	€ 2,525	€ 2,470
Corporate Centre
Credit risk
Credit risk with customers	€ 6,277	€ 4,862	€ 5,872
Non-performing rate (as a percent)	14.38%	7.08%	2.34%
Corporate Centre | Nonperforming
Credit risk
Loans and advances to customers	€ 903	€ 344	€ 138